Schedule of Significant Segment Expenses (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Revenue			$ 37,000	$ 38,000	$ 85,000
Operating Expenses
Depreciation and amortization				1,249,000	32,469
Stock-based compensation			3,723,000	7,263,000	442,043
Total Operating Expenses		8,000	15,027,000	22,819,000
Operating Loss		(8,000)	(14,990,000)	(22,781,000)	(7,987,378)
Other Income (expense)
Unrealized (loss) gain on digital assets		14,296,000	(49,362,000)	(154,829,000)
Realized loss on digital assets			(2,676,000)	(2,676,000)	(54,463,684)
Change in fair value of convertible notes conversion feature			109,000	946,000	2,350,290
Realized loss on put option liability				(914,000)
Gain on extinguishment of debt				5,933,000
Interest and dividend income			128,000	871,000	259,942
Interest expense			760,000	1,860,000	534,054
Change in fair value of derivative liability		10,330,000			106,264
Other (expenses) income, net		24,626,000	(52,561,000)	(152,529,000)	(20,988,126)
Net (Loss) Income Before Taxes		24,618,000	(67,551,000)	(175,310,000)
Income tax benefit			(2,504,000)	(2,504,000)
Net profit (loss)		24,618,000	(65,047,000)	(172,806,000)	$ (28,975,504)
Reportable Segment [Member]
Revenue			37,000	38,000
Operating Expenses
Payroll expenses			1,674,000	2,683,000
One-time bonus			5,000,000	5,000,000
Depreciation and amortization			1,210,000	1,249,000
Other operating expenses	[1]	8,000	3,420,000	6,624,000
Stock-based compensation			3,723,000	7,263,000
Total Operating Expenses		8,000	15,027,000	22,819,000
Operating Loss		(8,000)	(14,990,000)	(22,781,000)
Other Income (expense)
Unrealized (loss) gain on digital assets		14,296,000	(49,362,000)	(154,829,000)
Realized loss on digital assets			(2,676,000)	(2,676,000)
Change in fair value of convertible notes conversion feature			109,000	946,000
Realized loss on put option liability				(914,000)
Gain on extinguishment of debt				5,933,000
Interest and dividend income			128,000	871,000
Interest expense			(760,000)	(1,860,000)
Change in fair value of derivative liability		10,330,000
Other (expenses) income, net		24,626,000	(52,561,000)	(152,529,000)
Net (Loss) Income Before Taxes		24,618,000	(67,551,000)	(175,310,000)
Income tax benefit			(2,504,000)	(2,504,000)
Net profit (loss)		$ 24,618,000	$ (65,047,000)	$ (172,806,000)

[1]	Includes other operating expenses such as professional fees, insurance, rent, and utility expenses.